Investments - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2011 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee	Aug. 15, 2012 Game First International Corporation	Dec. 31, 2011 Monsoon Online Private Limited	Dec. 31, 2010 Monsoon Online Private Limited	Aug. 31, 2011 Monsoon Online Private Limited	Dec. 31, 2012 East Gate Media Contents and Technology Fund	Dec. 31, 2011 BetClic Everest Group
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting				33.66%	40.00%		40.00%	40.00%	30.00%	100.00%		100.00%	18.00%
Equity method of investment	$ 5,223,000	$ 7,615,000
Underlying net assets exceeded the carrying value of investment							9,300,000
Ownership interest percentage of Everest Gaming owned by third party														60.00%
Percentage of ownership interest sold				33.66%	60.00%			60.00%
Gains (losses) under the equity method of accounting	$ 234,000	$ (47,869,000)	$ (20,770,000)			$ 0	$ (49,700,000)	$ (9,800,000)		$ 230,000	$ (12,600,000)